Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 10 - Fair Value of Financial Instruments

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 — Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Securities:  The fair value of securities is determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair value is calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair value is calculated using discounted cash flows or other market indicators (Level 3). At December 31, 2011, the Company had one municipal security where the fair value was determined using Level 3 inputs. This security was purchased during 2011. There were no such securities at December 31, 2010. There were no transfers between Level 1 and Level 2 during 2011 and 2010.

Impaired Loans:  The fair value of impaired loans secured by real estate with specific allocations of the allowance for loan losses is based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches, including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned:  Nonrecurring adjustments to certain commercial and residential real estate properties classified as other real estate owned are measured at the lower of carrying amount or fair value, less costs to sell.

Fair values are based on third party appraisals of the property, resulting in a Level 3 classification. In cases where the carrying amount exceeds the fair value, less costs to sell, an impairment loss is recognized.

Assets and liabilities measured at fair value on a recurring basis and a non-recurring basis, are as follows at year end:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2011 Recurring basis
U.S. Treasuries	$10,420	$10,420	$—	$—
U.S. government sponsored enterprises	66,885	—	66,885	—
Mortgage-backed: residential	302,206	—	302,206	—
State and political subdivisions	50,959	—	50,382	577
Corporate	23,655	—	23,655	—
Total securities available for sale	$454,125	$10,420	$443,128	$577

2010 Recurring basis
U.S. Treasuries	$91,156	$91,156	$—	$—
U.S. government sponsored enterprises	98,144	—	98,144	—
Mortgage-backed: residential	307,280	—	307,280	—
State and political subdivisions	11,878	—	11,878	—
Corporate	10,108	—	10,108	—
Total securities available for sale	$518,566	$91,156	$427,410	$—

2011 Non-recurring basis
Impaired loans:
Commercial	$8,697	$—	$—	$8,697
Commercial real estate	8,106	—	—	8,106
Construction and development	4,840	—	—	4,840
Residential real estate	2,447	—	—	2,447
Other real estate owned:
Construction and development	8,560	—	—	8,560
Commercial real estate	3,484	—	—	3,484

2010 Non-recurring basis
Impaired loans:
Commercial	$4,307	$—	$—	$4,307
Commercial real estate	559	—	—	559
Construction and development	16,157	—	—	16,157
Other real estate owned:
Construction and development	10,919	—	—	10,919
Commercial real estate	984	—	—	984

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying amount of $30,795 with a valuation allowance of $6,704 at December 31, 2011. At December 31, 2010, impaired loans had a carrying amount of $25,895, with a valuation allowance of $4,872. Provision for loan losses made for these loans for 2011 and 2010 was $7,588 and $4,872, respectively.

Other real estate owned, which are at fair value less costs to sell, had a net carrying amount of $12,044, which consisted of the outstanding balance of $15,669, net of a valuation allowance of $3,625 at December 31, 2011. Write-downs on the other real estate owned totaled $5,908 and $5,537 during 2011 and 2010, respectively. At December 31, 2010, other real estate owned had a carrying amount of $11,903, which consisted of the outstanding balance of $15,528, net of a valuation allowance of $3,625.

Carrying values and estimated fair values of the Company’s financial instruments as of December 31 are set forth in the table below:

	2011		2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets
Cash and cash equivalents	$116,325	$116,325	$70,690	$70,690
Securities
Available for sale	454,125	454,125	518,566	518,566
Held to maturity	259,035	271,601	215,365	222,761
Federal Home Loan Bank stock	7,599	N/A	7,599	N/A
Loans, less allowance for loan losses	956,559	994,934	1,008,272	1,018,030
Accrued interest receivable	5,342	5,342	5,217	5,217

Financial liabilities
Deposits	1,739,544	1,748,988	1,778,427	1,791,761
Accrued interest payable	2,471	2,471	3,431	3,431

Estimated fair value for cash and cash equivalents, accrued interest receivable and payable, demand deposits and variable rate loans or deposits that reprice frequently and fully are each based on carrying value. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to estimated life and credit. Fair value of debt is based on current rates for similar financing. It was not practical to determine the fair value of FHLB stock due to the restrictions placed on its transferability. The fair value of off-balance sheet items is not considered material.